Our operating assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Operating Assets [Abstract]
Consolidated sales revenue by destination and non-current assets other than excluded items

		Adjusted(b)	Adjusted(b)		Adjusted(b)	Adjusted(b)
	2022%	2021%	2020%	2022 US$m	2021 US$m	2020 US$m
Greater China(b)	54.3	59.7	60.4	30,172	37,878	26,951
United States of America	15.9	12.6	10.9	8,823	8,012	4,867
Asia (excluding Greater China and Japan)	7.1	6.9	7.9	3,937	4,415	3,525
Japan	7.4	7.9	7.5	4,091	5,012	3,354
Europe (excluding UK)	6.5	5.2	5.9	3,618	3,271	2,623
Canada	3.1	2.6	2.9	1,743	1,677	1,289
Australia	1.9	1.8	1.7	1,047	1,122	745
UK	0.3	0.4	0.5	182	243	242
Other countries	3.5	2.9	2.3	1,941	1,865	1,015
Consolidated sales revenue	100	100	100	55,554	63,495	44,611
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product's destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
(b)Consolidated sales revenue by destination has been adjusted to classify Taiwan and China together as ‘Greater China’; previously Taiwan was included in Asia (excluding Greater China and Japan). This change has resulted in a decrease in 2021 revenue attributable to Asia (excluding Greater China and Japan) of: 2.5% and US$1,570 million (2020: 2.3% and US$1,011 million).
The total of non-current assets other than excluded items is shown by location below.

	2022 US$m	2021 US$m
Australia	31,674	32,807
Canada	14,472	15,139
Mongolia	12,872	11,653
United States of America	6,441	6,141
Africa	2,945	3,080
South America	3,317	2,451
Europe (excluding UK)	245	246
UK	136	111
Other countries	1,159	1,197
Total non-current assets other than excluded items	73,261	72,825

Non-current assets excluded from analysis above:
Deferred tax assets	2,766	3,375
Other financial assets	406	528
Quasi-equity loans to equity accounted units(b)	—	97
Tax recoverable	—	29
Receivables and other assets	1,338	1,610
Total non-current assets per balance sheet	77,771	78,464
(a)Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$3,298 million (2021: US$3,407 million) which represents the Group’s share of net assets excluding quasi-equity loans shown separately above.
(b)As part of the impairment of the Boyne Smelter the quasi-equity loan was fully impaired in 2022 (2021: US$97 million).